Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Loss And Comprehensive Loss Abstract
Diluted loss per common share attributable to Versus Systems Inc.	$ (11.63)	$ (15.11)	$ (8.85)